Nationwide Government Bond Fund
FUND SUMMARY: NATIONWIDE GOVERNMENT BOND FUND
Objective
The Fund seeks as high a level of current income as is consistent with preserving capital.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 36 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 82 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide Government Bond Fund	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Government Bond Fund	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Institutional Service Class Shares
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fee	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.36%	0.24%	0.24%	0.30%	0.34%
Total Annual Fund Operating Expenses	1.11%	1.74%	1.74%	1.30%	0.84%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	533	763	1,011	1,719
Class B shares	677	848	1,144	1,807
Class C shares	277	548	944	2,052
Class R2 shares	132	412	713	1,568
Institutional Service Class shares	86	268	466	1,037

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption Nationwide Government Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B shares	177	548	944	1,807
Class C shares	177	548	944	2,052

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81.08% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities issued by the United States government and its agencies and instrumentalities. Many of these securities include mortgage-backed securities. The Fund's subadviser seeks to achieve the Fund's objective by investing in securities offering the highest level of expected income while seeking safety of principal. The Fund will generally maintain an average portfolio duration of three to six years. The Fund's subadviser may sell securities in order to buy others that it believes will better serve the Fund's objective.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund's investments to decline significantly.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a bond.

Liquidity risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations, such as mortgage-backed securities, will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Mortgage-backed securities risk – mortgage-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk and credit risk, and are subject to prepayment and call risk and extension risk. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

In addition to these risks, the Fund's portfolio managers may select securities that underperform the bond market, the Fund's benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges are applicable and were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund’s current 30-day yield.
Annual Total Returns – Institutional Service Class Shares (Years Ended December 31,)

Best Quarter: 5.66% – 4th qtr. of 2008 Worst Quarter: -2.48% – 2nd qtr. of 2004
After-tax returns are shown in the table for Institutional Service Class shares (formerly known as Class D shares) only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class B, Class C and Class R2 shares are September 4, 2003, September 4, 2003 and October 1, 2003, respectively. Pre-inception historical performance for Class B and Class C shares is based on the previous performance of Class X and Class Y shares, respectively (neither of which are still offered by this Fund). Pre-inception historical performance for Class R2 shares is based on the previous performance of Institutional Service Class shares (formerly known as Class D shares). Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses. Performance returns for the Institutional Service Class shares reflect a front-end sales charge of 4.50%. This front-end sales charge was eliminated effective August 1, 2012, at which time the former Class D shares were redesignated as Institutional Service Class shares.
Average Annual Total Returns For the Periods Ended December 31, 2012:
Average Annual Total Returns Nationwide Government Bond Fund	1 Year	5 Years	10 Years	Inception Date
Class A shares	(1.01%)	4.24%	3.94%
Class B shares	(2.30%)	4.16%	3.77%	Sep. 04, 2003
Class C shares	1.75%	4.52%	3.77%	Sep. 04, 2003
Class R2 shares	3.20%	4.93%	4.24%	Oct. 01, 2003
Institutional Service Class shares	(1.01%)	4.50%	4.20%
Institutional Service Class shares After Taxes on Distributions	(2.53%)	2.69%	2.50%
Institutional Service Class shares After Taxes on Distributions and Sales of Shares	(0.56%)	2.82%	2.60%
The BofA Merrill Lynch AAA US Treasury/Agency Master Index (The Index does not pay sales charges, fees, expenses or taxes.)	2.20%	5.30%	4.71%